Investments accounted for using equity method	6 Months Ended
Jun. 30, 2020
Investments Accounted For Using Equity Method
Investments accounted for using equity method
13	Investments accounted for using equity method

	As of
	December 31, 2019	June 30, 2020
	RMB’million	RMB’million
Investments in associates	422	2,190
Investments in joint ventures	67	65

	489	2,255

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Share of net losses of investments accounted for using equity method:
Associates	(1)	(16)
Joint ventures	(7)	(3)

	(8)	(19)

Movement of investments in associates and joint ventures is analyzed as follows:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
At beginning of the period	236	489
Additions (note)	206	1,785
Share of losses	(8)	(19)
Share of other comprehensive (loss)/income	(2)	1
Disposal	(1)	—
Impairment provision	—	(4)
Currency translation differences	—	3
Dividend received	(20)	—

At end of the period	411	2,255

Note:
As detailed in Note 1.2(b), the Group completed the investment of 9.94% equity interest in a consortium, Concerto, for an investment consideration of EUR200 million (equivalent to approximately RMB1,531 million). According to the shareholders agreement of Concerto, the Group is able to participate in certain key decision making process of Concerto and therefore, this investment is accounted for as an investment in an associate.